Changes in share capital (Tables)	9 Months Ended
Sep. 30, 2020
Changes in share capital
Schedule of share capital

No. of shares
Share capital at January 1, 2019	30,786,827
Capital increase on March 15, 2019 (issue of shares related to exercise of warrants)	72,000
Capital increase on March 25, 2019 (private placement and directed issue of shares)	802,859
Capital increase on April 5, 2019 (issue of shares related to exercise of warrants)	18,250
Capital increase on May 28, 2019 (issue of shares related to exercise of warrants)	45,539
Capital increase on June 14, 2019 (issue of shares related to exercise of warrants)	89,315
Capital increase on August 23, 2019 (issue of shares related to exercise of warrants)	16,500
Capital increase on September 5, 2019 (issue of shares related to exercise of warrants)	3,975,000
Capital increase on September 13, 2019 (issue of shares related to exercise of warrants)	59,171
Share capital at September 30, 2019	35,865,461

Share capital at January 1, 2020	36,054,661
Capital increase on March 20, 2020 (issue of shares related to exercise of warrants)	91,475
Capital increase on March 26, 2020 (private placement and directed issue of shares)	741,816
Capital increase on April 15, 2020 (issue of shares related to exercise of warrants)	29,372
Capital increase on May 26, 2020 (issue of shares related to exercise of warrants)	90,871
Capital increase on June 12, 2020 (issue of shares related to exercise of warrants)	41,495
Capital increase on June 18, 2020 (private placement and directed issue of shares)	2,684,461
Capital increase on August 21, 2020 (issue of shares related to exercise of warrants)	30,959
Capital increase on September 11, 2020 (issue of shares related to exercise of warrants)	13,851
Share capital at September 30, 2020	39,778,961